Provisions - Schedule of other provisions (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Provisions [abstract]
Non-current	€ 560	€ 694
Current	14,144	6,010
PROVISIONS	€ 14,704	€ 6,705